Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of loss per share
	Years ended December 31
	2021	2020
Loss for the year from continuing operations	$16,790	$10,763
Loss for the year	16,790	14,253
Weighted average number of shares outstanding	119,701,040	80,397,193
Basic and diluted loss per share from continuing operations	$$0.14	$0.13
Basic and diluted loss per share	$$0.14	$0.18